Employee and Personnel Costs - Summary of Employee Benefits (Parenthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure Of Employee Benefits [Abstract]
Severance pay	$ 2.5